Net Income Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table sets forth the computation of basic and diluted income per share for the years indicated:

	Year ended April 30,		8-month Period ended December 31,		Year ended December 31,		Year ended December 31,
	2012		2012		2013		2014
	HK$		HK$		HK$		HK$

Basic and diluted income per share
Net income for the year – numerator		50,404		59,823		80,880		167,821
Weighted average number of basic and diluted ordinary shares outstanding - denominator		15,944,233		14,303,544		13,503,623		12,938,128

Basic and diluted income per share	HK$	3.2	HK$	4.2	HK$	6.0	HK$	13.0